Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Measurement of operating lease liabilities	$ 200,000
Description of employee benefit plan	Under the terms of the plan, eligible employees may defer up to 25% of their pre-tax earnings, subject to the Internal Revenue Service annual contribution limit. Additionally, the plan allows for discretionary matching contributions by us. In 2020 and 2019, the matching contributions were 100% of the employee’s contribution up to a maximum of 4% of the employee’s eligible compensation.
Employee benefit plan contribution	$ 152,000	$ 108,000
California [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly payments	$ 13,945
Borrowing rate	4.75%
Future payment of operating lease	$ 400,000
Colorado [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly payments	$ 9,390
Borrowing rate	4.75%
Future payment of operating lease	$ 200,000